Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current income tax expense:
Federal
State	$ 1,000	$ 1,000
Total	$ 1,000	$ 1,000
Deferred income tax expense:
Federal
State
Total
Provision for income taxes		$ 1,000